Segment information - Summary (Details) € in Millions			12 Months Ended
	Apr. 01, 2017 item	Mar. 31, 2017 item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Segment information
Number of businesses | item			2
Number of reportable segments | item		3	4
Net sales			€ 23,147	€ 23,641	€ 12,560
Depreciation and amortization			(1,591)	(1,594)	(286)
Impairment charges			(210)	(17)	(11)
Operating (loss)/profit			16	(1,100)	1,697
Share of results of associated companies and joint ventures			11	18	29
Total Services
Segment information
Net sales			8,221	8,531	5,424
Operating segments | Nokia's Networks business
Segment information
Net sales			20,523	21,829	11,548
Depreciation and amortization			(498)	(500)	(193)
Impairment charges				(9)
Operating (loss)/profit			1,711	1,943	1,349
Share of results of associated companies and joint ventures			€ 21	18	29
Operating segments | Ultra Broadband Networks
Segment information
Number of reportable segments | item			1
Number of operating segments | item		2
Net sales			€ 8,970	9,757	5,333
Depreciation and amortization			(258)	(270)	(112)
Impairment charges				(9)
Operating (loss)/profit			781	922	492
Share of results of associated companies and joint ventures			21	18	29
Operating segments | Mobile Networks
Segment information
Number of operating segments | item	2
Net sales			6,895	7,357	5,197
Operating segments | Fixed Networks
Segment information
Net sales			2,075	2,401	136
Operating segments | Global Services
Segment information
Net sales			5,810	6,036	4,887
Depreciation and amortization			(80)	(70)	(46)
Operating (loss)/profit			€ 411	406	719
Operating segments | IP Networks and Applications
Segment information
Number of reportable segments | item			1
Number of operating segments | item		2
Net sales			€ 5,743	6,036	1,328
Depreciation and amortization			(160)	(160)	(35)
Operating (loss)/profit			519	615	138
Operating segments | IP Routing
Segment information
Net sales			2,694	2,941	515
Operating segments | Optical Networks
Segment information
Net sales			1,499	1,564
Operating segments | Applications and Analytics
Segment information
Net sales			1,550	1,531	813
Operating segments | Nokia Technologies business
Segment information
Net sales			1,639	1,038	1,012
Depreciation and amortization			(12)	(9)	(6)
Operating (loss)/profit			1,124	579	698
Share of results of associated companies and joint ventures			(10)
Operating segments | Group Common and Other
Segment information
Net sales			1,060	1,105
Depreciation and amortization			(48)	(43)	(8)
Impairment charges			(11)	(8)	(11)
Operating (loss)/profit			(248)	(350)	(89)
Eliminations
Segment information
Net sales			(69)	(53)	(15)
Eliminations | Nokia's Networks business
Segment information
Net sales				1
Eliminations | Ultra Broadband Networks
Segment information
Net sales				1
Eliminations | Nokia Technologies business
Segment information
Net sales			15	15	15
Eliminations | Group Common and Other
Segment information
Net sales			54	37
Segment total
Segment information
Net sales			23,222	23,972	12,560
Depreciation and amortization			(558)	(552)	(207)
Impairment charges			(11)	(17)	(11)
Operating (loss)/profit			2,587	2,172	1,958
Share of results of associated companies and joint ventures			11	18	29
Unallocated items
Segment information
Net sales			(75)	(331)
Depreciation and amortization			(1,033)	(1,042)	(79)
Impairment charges			(199)
Operating (loss)/profit			€ (2,571)	€ (3,272)	€ (261)